Accounting policies - Consolidated statement of cash flows (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Accounting Policies [Abstract]
Interest received	€ 101,029	€ 69,282	€ 48,081
Interest paid	€ 50,954	€ 23,390	€ 12,738